Financial Instruments and Risk Management - Summary of Risk of Increase in Inflation Sensitive Analysis (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		R$ 16,279	R$ 16,866
Financial liabilities		18,120	R$ 19,556
Probable scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	R$ 4,782
Financial liabilities	(5,018)
Net liability exposed	(236)
Probable scenario [member] | IGPM [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	258
Probable scenario [member] | IGPM index [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	256
Probable scenario [member] | Loans, financing and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(3,946)
Probable scenario [member] | Debt with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(679)
Probable scenario [member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(393)
Probable scenario [member] | IPCA [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net effect of fluctuation in IPCA and IGP-M indices	(9)
Possible scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	4,830
Financial liabilities	(5,067)
Net liability exposed	(237)
Possible scenario [member] | IGPM [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	260
Possible scenario [member] | IGPM index [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	259
Possible scenario [member] | Loans, financing and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(3,985)
Possible scenario [member] | Debt with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(685)
Possible scenario [member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(397)
Possible scenario [member] | IPCA [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net effect of fluctuation in IPCA and IGP-M indices	(10)
Remote scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	4,878
Financial liabilities	(5,117)
Net liability exposed	(239)
Remote scenario [member] | IGPM [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	263
Remote scenario [member] | IGPM index [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	262
Remote scenario [member] | Loans, financing and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(4,024)
Remote scenario [member] | Debt with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(692)
Remote scenario [member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities	(401)
Remote scenario [member] | IPCA [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net effect of fluctuation in IPCA and IGP-M indices	(12)
Infrastructure -Distribution [member] | Probable scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	412
Infrastructure -Distribution [member] | Possible scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	416
Infrastructure -Distribution [member] | Remote scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	420
Transmission Indemnity receivable [member] | Probable scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	1,349
Transmission Indemnity receivable [member] | Possible scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	1,363
Transmission Indemnity receivable [member] | Remote scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	1,376
Concession grant fee Generation concessions [member] | Probable scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	2,507
Concession grant fee Generation concessions [member] | Possible scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	2,532
Concession grant fee Generation concessions [member] | Remote scenario [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets	R$ 2,557
Book value [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		4,594
Financial liabilities		(4,821)
Net liability exposed		(227)
Book value [member] | IGPM [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		247
Book value [member] | IGPM index [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		246
Book value [member] | Loans, financing and debentures [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(3,791)
Book value [member] | Debt with pension fund [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(652)
Book value [member] | Forluz deficit of pension plan [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial liabilities		(378)
Book value [member] | Infrastructure -Distribution [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		396
Book value [member] | Transmission Indemnity receivable [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		1,296
Book value [member] | Concession grant fee Generation concessions [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial assets		R$ 2,409